Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	LORD ABBETT BOND-DEBENTURE FUND, INC
Entity Central Index Key	0000060365
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 26, 2021
Document Effective Date	May 01, 2021
Prospectus Date	May 01, 2021